CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ (306,810,286)	$ (42,032,837)	¥ 35,517,634	¥ (90,414,597)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation of property and equipment	6,285,907	861,166	6,014,868	11,843,695
Amortization of intangible assets	56,322,409	7,716,138	90,827,064	75,650,610
Operating lease expenses	14,501,864	1,986,747	24,187,908	40,033,943
Loss from the disposal of property and equipment	528,257	72,371	2,187,446	1,511,049
(Reversal) provision for allowance for credit losses	(1,944,636)	(266,414)	11,809,161	(4,970,827)
Share of (income) loss in equity method investments	4,001,129	548,152	31,610,752	(62,395,476)
Fair value change in long-term investments	(40,628,028)	(5,566,017)
Impairment losses on investments	19,689,373	2,697,433	58,005,769	78,462,371
Impairment losses on other assets	13,742,897	1,882,769	12,755,822
Share-based compensation				66,741,438
Impairment of goodwill and intangible assets	61,679,245	8,450,022	13,966,789
Gain from disposal of investment in equity investees			(5,132,053)
Foreign exchange gain	(1,233,807)	(169,031)	(125,893)
Changes in operating assets and liabilities:
Accounts receivable	26,341,103	3,608,716	23,927,442	87,178,982
Prepayments	15,898,495	2,178,086	(10,364,572)	54,652,740
Other current assets	77,417,243	10,606,119	(16,200,082)	39,362,970
Other non-current assets	(15,542,056)	(2,129,253)	(52,099,252)	(32,173,299)
Amounts due from related parties	(5,180,912)	(709,782)	(32,868,136)	1,033,302
Accounts payable	(44,723,288)	(6,127,066)	(132,440,692)	(157,142,986)
Advances from customers	(8,467,070)	(1,159,985)	9,659,281	(4,224,318)
Accrued expenses and other current liabilities	(4,980,465)	(682,321)	(56,200,218)	(155,526,435)
Amounts due to related parties	(28,803,176)	(3,946,019)	(61,150,253)	(26,720,244)
Deferred revenue	(63,623,203)	(8,716,342)	21,246,496	41,543,702
Lease liabilities	(13,322,931)	(1,825,234)	(22,822,500)	(32,280,025)
Net cash used in operating activities	(238,851,936)	(32,722,582)	(47,687,219)	(67,833,405)
Cash flows from investing activities:
Proceeds on disposal of property and equipment	976,059	133,720	103,155	360,935
Purchases of property and equipment	(709,859)	(97,251)	(5,156,302)	(5,895,746)
Purchases of intangible assets	(12,411,832)	(1,700,414)	(11,146,423)	(18,270,215)
Purchases of short-term bank deposits	(2,990,374,400)	(409,679,613)	(1,778,550,000)	(2,415,288,000)
Purchases of long-term bank deposits			(760,000,000)	(220,000,000)
Proceeds from disposal of short-term bank deposits	1,757,680,000	240,801,173	2,868,625,000	2,104,283,000
Proceeds from disposal of long-term bank deposits	170,000,000	23,289,905	80,000,000
Proceeds from disposal of and return of investments	347,304	47,580	10,309,198	4,333,627
Payments for acquisitions of equity investments				(48,141,000)
Loan to related parties				(10,000,000)
Repayment of loan from related parties			10,000,000
Cash (used in) provided by investing activities	(1,074,492,728)	(147,204,900)	414,184,628	(608,617,399)
Cash flows from financing activities
Return of capital to non-controlling interests			(965)
Dividend distributed to shareholders	(2,101,465,492)	(287,899,592)
Repurchase of ordinary shares	(105,509,037)	(14,454,679)		(108,967,252)
Cash used in financing activities	(2,206,974,529)	(302,354,271)	(965)	(108,967,252)
Effect of foreign exchange rate changes on cash and cash equivalents	48,740,158	6,677,375	94,834,375	365,968,962
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,471,579,035)	(475,604,378)	461,330,819	(419,449,094)
Cash, cash equivalent and restricted cash at the beginning of the year	4,508,990,318	617,729,141	4,047,659,499	4,467,108,593
Cash, cash equivalent and restricted cash at the end of the year	1,037,411,283	142,124,763	4,508,990,318	4,047,659,499
Supplemental disclosure of cash flow information:
Income tax paid	10,285,869	1,409,158	436,767	2,452,965
Supplemental disclosure on non-cash investing and financing activities:
Accrued purchases of property and equipment			13,826	¥ 1,966,037
Accrued purchases of intangible assets	¥ 896,226	$ 122,783	¥ 45,754,717